Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Components of Income Before Provision for (Benefit from) Income Taxes
The components of income before provision for (benefit from) income taxes were as follows:

	Years Ended December 31,
	2019	2018	2017
Domestic	$668,036	$118,393	$(219,274)
Foreign	(608,761)	28,237	235,743
Income before provision for (benefit from) income taxes	$59,275	$146,630	$16,469

Components of the Provision for (Benefit from) Income Taxes
The components of the provision for (benefit from) income taxes were as follows:

	Years Ended December 31,
	2019	2018	2017
U.S. federal income taxes:
Current	$32,051	$16,775	$7,252
Deferred	(55,206)	(24,426)	(293,164)
U.S. state income taxes:
Current	1,614	2,843	3,406
Deferred	(18,658)	(3,038)	(15,074)
Foreign income taxes:
Current	44,657	49,411	25,192
Deferred	(1,501)	(1,986)	(11,972)
Provision for (benefit from) income taxes	$2,957	$39,579	$(284,360)

Schedule of Effective Income Tax Rate Reconciliation
Taxes are computed at the corporate statutory U.S. federal income tax rate are reconciled to the provision for (benefit from) income taxes from operations as follows:

	Years Ended December 31,
	2019	2018	2017
Effective tax rate	5.0%	27.0%	(1,726.6)%
Income tax expense at federal statutory rate	$12,461	$30,792	$5,764
State taxes, net of federal tax benefit	(13,437)	(706)	(4,577)
Nondeductible interest	7,781	9,749	7,643
Residual tax impact on foreign earnings	—	—	(91,820)
Research and development credits	(11,206)	(9,609)	(9,321)
Other nondeductible transaction costs	1,226	—	—
Recapitalization costs, net	—	—	(36,403)
Goodwill impairment	—	6,221	13,431
Rate change	—	—	(110,290)
Change in valuation allowance	(6,550)	8,532	(6,318)
Foreign tax rate differential	39,776	(40,724)	(50,222)
Foreign tax credit	(39,456)	(24,999)	—
Global intangible low-taxed income	65,918	46,269	—
Foreign-derived intangible income	—	(6,225)	—
Provision to return adjustment	(2,948)	(9,098)	(1,116)
Other taxes	1,542	2,358	1,645
Other permanent items	3,623	2,417	(1,571)
Intercompany financing	(67,607)	13,981	(3,780)
Effect of double taxation, net of dividend received	2,164	4,022	4,598
Unrecognized tax benefits	9,807	6,541	(1,752)
Other, net	(137)	58	(271)
Provision for (benefit from) income taxes	$2,957	$39,579	$(284,360)

Schedule of Deferred Tax Assets and Liabilities
Deferred income taxes were as follows on the dates set forth below:

	December 31,
	2019		2018
	Assets	Liabilities	Assets	Liabilities
Property and equipment and intangible assets	$—	$232,945	$—	$255,583
Operating lease obligations/ROU assets	49,932	46,404	—	—
Accrued expenses	26,412	—	15,611	—
Investment basis difference	—	32,066	—	39,854
Stock options and restricted stock	11,173	—	8,793	—
Future benefit of tax credits	25,920	—	19,755	—
Future benefit of carryforward losses	53,077	—	57,042	—
Uncertain tax benefits	1,026	—	4,227	—
Unearned revenue	32,230	—	49,044	—
Other	21,410	25,800	34,584	34,099
Disallowed interest carryforward	78,697	—	74,221	—
Valuation allowance	(38,178)	—	(88,980)	—
Total deferred income taxes	$261,699	$337,215	$174,297	$329,536

Summary of the Change in Deferred Tax Asset Valuation Allowance
The changes in valuation allowance for deferred tax assets for the periods indicated below were as follows:

	December 31,
	2019	2018	2017
Balance at the beginning of the period	$(88,980)	$(78,025)	$(79,740)
Additions charged to costs and expenses	(2,463)	(11,527)	(5,375)
Additions or reductions charged to other accounts (1)	43,418	—	(197)
Reductions charged to costs and expenses	9,847	572	7,287
Balance at end of the period	$(38,178)	$(88,980)	$(78,025)

(1) The balance includes the impact of deferred tax assets, purchase accounting and currency translation adjustments.

Summary of Changes in Total Unrecognized Tax Benefits
The following is a tabular reconciliation of the total unrecognized tax benefits for the periods indicated below:

	December 31,
	2019	2018	2017
Unrecognized tax benefit at beginning of period	$28,442	$21,890	$20,102
Gross increases - tax positions in prior period	5,997	6,408	4,606
Gross decreases - tax positions in prior period	(7,967)	(277)	(839)
Gross increases - tax positions in current period	13,908	7,970	1,488
Foreign exchange rate movements	49	(275)	161
Lapse of statute	(696)	(7,274)	(3,628)
Unrecognized tax benefit at end of period	$39,733	$28,442	$21,890